Impairment and onerous contracts - Other assets (Details) R$ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2019 USD ($)
Midwest system
Disclosure of financial assets [line items]
Onerous contracts provision	$ 18	R$ 100	$ 240